Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill Rollforward and by Segment

	December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$11,781	$5,047	$5,008
Acquisitions	39	6,959	—
Impairments (1)	(65)	—	—
Effect of foreign currency translation and other	180	(225)	39

Balance at December 31,	$11,935	$11,781	$5,047

(1)	At December 31, 2011, the Company’s accumulated goodwill impairment loss was $65 million.

In the first quarter of 2012, the Company reorganized its business into six segments: Retail; Group, Voluntary & Worksite Benefits; Corporate Benefit Funding; Latin America; Asia; and EMEA. As anticipated, in the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments. As a result, the Company reallocated goodwill from the former segments to and among the new segments based on the relative fair value method. Information regarding allocated goodwill was as follows:

	December 31,
	2011		2010
	(In millions)
Retail	$3,125		$3,125
Group, Voluntary & Worksite Benefits	138		138
Corporate Benefit Funding	900		900
Latin America	501		229
Asia	5,533	(1)	72
EMEA	1,333		38
Corporate & Other	405		470

Total	$11,935		$4,972

(1)	Includes goodwill of $5.4 billion from the Japan operations.